July 24, 2017

Pzena Mid Cap Value Fund
A series of Advisors Series Trust

Investor Class  PZVMX
 Institutional Class  PZIMX

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”), each dated June 28, 2017

Effective immediately, Mr. Eli Rabinowich will no longer serve as a portfolio manager to the Pzena Mid Cap Value Fund (the “Fund” or the “Mid Cap Fund”).  Therefore, effectively immediately, please disregard all references to Mr. Eli Rabinowich, with respect to the Mid Cap Fund, in the Summary Prospectus, Prospectus, and SAI.

Effective immediately, Mr. Benjamin Silver will serve as a portfolio manager to the Fund.  Accordingly, effectively immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI.

•	The “Portfolio Managers” section on page 4 of the Fund’s Summary Prospectus and page 5 of the Fund’s Prospectus is deleted and replaced with the following:

Portfolio Managers.  Mr. Richard Pzena (Managing Principal, Chief Executive Officer and Co-Chief Investment Officer), Mr. John Flynn (Principal and Portfolio Manager) and Mr. Benjamin Silver (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Mid Cap Fund’s portfolio.  Mr. Pzena has managed the Fund since its inception in 2014.  Mr. Flynn has managed the Fund since August 2015 and Mr. Silver has managed the Fund since July 2017.

•	The following paragraph is added as the last paragraph in the “Mid Cap Fund” sub-section on page 32 of the Fund’s Prospectus:

Benjamin S. Silver, CFA, CPA, Principal and Portfolio Manager
Mr. Silver joined the Adviser in 2001 and currently serves as Portfolio Manager of the Adviser. Mr. Silver earned a B.S. magna cum laude in Accounting from Sy Syms School of Business at Yeshiva University. Mr. Silver is a Certified Public Accountant and holds the Chartered Financial Analyst designation.

•	The first paragraph of the section titled “Portfolio Managers” beginning on page 39 of the SAI is modified as follows:

“The portfolio managers primarily responsible for the day-to-day management of the Mid Cap Fund are Messrs. Richard Pzena, John Flynn, and Benjamin Silver~~Eli Rabinowich~~. The portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund are Mr. John Goetz and Mmes. Allison Fisch, Caroline Cai and Mr. Rakesh Bordia. The portfolio managers primarily responsible for the day-to-day management of the Long/Short Fund are Messrs. Eli Rabinowich, TVR Murti and Manoj Tandon. The portfolio managers primarily responsible for the day-to-day management of the Small Cap Fund are Messrs. Evan Fox, John Flynn, and Benjamin Silver. Each has managed their respective Fund(s) since the Fund’s inception, except Mr. Tandon has managed the Long/Short Fund since July 2014, Mr. Bordia has managed the Emerging Markets Fund since April 2015, ~~and~~ Mr. Flynn has managed the Mid Cap Fund since August 2015, and Mr. Silver has managed the Mid Cap Fund since July 2017. The following tables show the number of other accounts (not including the Funds) managed by each portfolio manager and the total assets in the accounts managed within various categories as of February 28, 2017, with the exception of Mr. Silver’s information which is as of June 30, 2017.”

•	The following table on page 41 of the SAI in the section titled “Portfolio Managers” has been updated as follows:

Benjamin Silver

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	9	$8,356,508,880	1	$5,501,176,071
Other Pooled Investments	41	$2,945,884,292	2	$446,551,647
Other Accounts	137	$7,462,307,253	3	$1,005,605,093

•	The following information in the sub-section titled “Securities Owned in the Funds by Portfolio Managers” and corresponding table on page 42 of the Fund’s SAI, have been modified as follows:

Securities Owned in the Funds by Portfolio Managers.  As of February 28, 2017, and as of June 30, 2017 with regard to Mr. Silver, the portfolio managers owned the following securities in the Funds which they manage:

Portfolio Managers	Dollar Range of Equity Securities in the Funds Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
	Mid Cap Fund	Small Cap Fund	Emerging Markets Fund	Long/Short Fund
Richard Pzena	Over $1,000,000	N/A	N/A	N/A
Manoj Tandon	N/A	N/A	N/A	None
Eli Rabinowich	N/A~~$50,001-$100,000~~	N/A	N/A	$100,001-$500,000
John Goetz	N/A	N/A	Over $1,000,000	N/A
Allison Fisch	N/A	N/A	None	N/A
Caroline Cai	N/A	N/A	None	N/A
TVR Murti	N/A	N/A	N/A	$100,001-$500,000
Rakesh Bordia	N/A	N/A	None	N/A
John Flynn	None	None	N/A	N/A
Evan Fox	N/A	None	N/A	N/A
Benjamin Silver	None~~N/A~~	None	N/A	N/A

*          *          *          *          *

Please retain this Supplement with your
Summary Prospectus, Prospectus and SAI for future reference.